J. & W. Seligman & Co.
                                  Incorporated



                                            May 16, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      Seligman Portfolios, Inc. (the "Fund") on behalf of its:
           Seligman Communications and Information Portfolio
           Seligman Frontier Portfolio
           Seligman Small-Cap Value Portfolio
           Seligman Global Technology Portfolio
           (the "Portfolios")
         Post-Effective Amendment No. 27
         File Nos.  33-15253 and 811-5221

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the individual Prospectuses and combined Statement of Additional Information for each of the above-referenced Portfolios that would have been filed pursuant to Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 27 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 28, 2000.

If you have any questions, please do not hesitate to call me at (212) 850-1375.

                                               Very truly yours,

                                            /s/Jennifer G. Muzzey

                                               Jennifer G. Muzzey
                                               Legal Assistant
                                               Law & Regulation
JGM/jgm


                100 Park Avenue New York, NY 10017 (212) 850-1864